CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Schedule of balance sheets

	2013	2012
Assets
Cash and cash equivalents	$691,126	$823,324
Loans, net	—	247,971
Investment in common stock of subsidiary	75,817,958	80,450,227
Other assets	680,685	832,501

Total assets	$77,189,769	$82,354,023

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000,000	$4,000,000
Accrued interest payable	7,473	7,950
Other liabilities	86,666	89,670
Total liabilities	4,094,139	4,097,620

Stockholders’ Equity
Common stock	700,728	748,132
Additional paid-in-capital	55,818,936	59,660,244
Retained earnings	18,268,454	16,651,916
Accumulated other comprehensive income	(1,692,488)	1,196,111
	73,095,630	78,256,403

Total liabilities and stockholders’ equity	$77,189,769	$82,354,023

Schedule of condensed statements of operations and comprehensive income

	2013	2012
Dividends from subsidiary	$5,600,000	$—
Interest income	6,022	14,245
Interest expense	(88,286)	(97,914)
Other expenses	(751,605)	(420,211)

Income (loss) before income tax benefit and equity in undistributed net income of subsidiary	4,766,131	(503,880)

Income tax benefit	333,600	191,544

Income (loss) before equity in undistributed net income of subsidiary	5,099,731	(312,336)

Equity in undistributed (distributions in excess of) net income of subsidiary	(1,743,670)	4,376,837

Net income	$3,356,061	$4,064,501

Comprehensive income	$467,462	$3,968,431

Schedule of condensed statements of cash flows

	2013	2012
Cash Flows from Operating Activities
Net income	$3,356,061	$4,064,501
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Distributions in excess of (equity in undistributed) net income of subsidiary	1,743,670	(4,376,837)
Decrease in other assets	151,816	28,390
(Decrease) increase in accrued interest payable	(477)	148
(Decrease) increase in other liabilities	(3,004)	21,195
Net cash (used in) operating activities	(351,934)	(262,603)

Cash Flows from Investing Activities
Purchases of available for sale securities	—	(2,999,983)
Proceeds from calls and maturities of available for sale securities	—	2,999,983
Loan payments	247,971	14,138
Net cash provided by investing activities	247,971	14,138

Cash Flows from Financing Activities
Repurchase of common stock	(3,888,712)	(1,594,912)
Dividends	(1,739,523)	(1,831,241)
Net cash used in financing activities	(5,628,235)	(3,426,153)

Net decrease in cash and cash equivalents	(132,198)	(3,674,618)

Cash and cash equivalents:
Beginning of year	823,324	4,497,942

End of year	$691,126	$823,324